Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock-based compensation
The following table summarizes stock-based compensation expense recognized during 2019, 2018 and 2017:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Stock option awards	$3	$5	$10
Restricted stock unit awards	33	30	29
Performance share unit awards	21	17	5
Deferred compensation bonus and matching stock unit awards	—	—	1
Awards under Non-Employee Director compensation plan	2	2	1
Total stock-based compensation, before income taxes	59	54	46
Income tax benefit	(15)	(14)	(17)
Total stock-based compensation expense, net of income taxes	$44	$40	$29

Stock-based compensation, allocation by financial statement line item
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2019	2018	2017
(Dollars in millions)
Selling, general and administrative expense	$54	$49	$42
Cost of services expense	5	5	4
Total stock-based compensation	$59	$54	$46

Stock-based compensation, fair value assumptions
U.S. Cellular did not grant stock option awards in 2019, 2018 or 2017.

TDS estimated the fair value of stock options granted in 2019, 2018 and 2017 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2019	2018	2017
Expected life	6.2 years	6.3 years	6.4 years
Expected annual volatility rate	29.0%	28.6%	30.4%
Dividend yield	2.1%	2.5%	2.2%
Risk-free interest rate	2.4%	2.9%	2.0%
Estimated annual forfeiture rate	3.8%	3.3%	2.5%

Summary of stock options
A summary of TDS stock options (total and portion exercisable) and changes during 2019 is presented in the tables and narrative below.

Common Share Options	Number of Options	Weighted Average Exercise Prices	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	4,763,000	$26.57
(3,270,000 exercisable)		$26.12
Granted	208,000	$30.72
Exercised	(826,000)	$27.25
Forfeited	(54,000)	$27.70
Outstanding at December 31, 2019	4,091,000	$26.63	$4	5.0
(2,896,000 exercisable)		$26.32	$4	3.7

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2019 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	806,000	$43.10
(420,000 exercisable)		$42.39
Exercised	(339,000)	$44.27
Expired	(7,000)	$45.87
Outstanding at December 31, 2019	460,000	$42.20	$—	4.9
(460,000 exercisable)		$42.20	$—	4.9

Summary of nonvested restricted stock units
A summary of TDS nonvested restricted stock units and changes during 2019 is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	1,212,000	$25.73
Granted	425,000	$28.81
Vested	(355,000)	$27.87
Forfeited	(49,000)	$26.11
Nonvested at December 31, 2019	1,233,000	$26.16

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2019, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	1,569,000	$39.74
Granted	478,000	$46.81
Vested	(525,000)	$42.99
Forfeited	(61,000)	$39.38
Nonvested at December 31, 2019	1,461,000	$40.90

Summary of nonvested performance share units
A summary of TDS nonvested performance share units and changes during 2019 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	350,000	$27.38
Granted	229,000	$30.72
Vested	(99,000)	$29.45
Change in units based on approved performance factors	6,000	$29.45
Forfeited	(7,000)	$30.33
Accumulated dividend equivalents	10,000	$28.26
Nonvested at December 31, 2019	489,000	$28.53

A summary of U.S. Cellular’s nonvested performance share units and changes during 2019 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	768,000	$37.78
Granted	323,000	$46.43
Vested	(5,000)	$37.92
Change in units based on approved performance factors	188,000	$38.81
Forfeited	(29,000)	$38.55
Nonvested at December 31, 2019	1,245,000	$40.16